Document And Entity Information	Jan. 25, 2022
Document Information [Line Items]
Entity, Registrant Name	Salt Blockchain Inc.
Document, Type	8-K
Document, Period End Date	Jan. 25, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-56283
Entity, Tax Identification Number	81-4029835
City Area Code	303
Local Phone Number	243-5018
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001686400